Fair Value Measurement - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($)		Jun. 30, 2025		Dec. 31, 2024
Financial instruments owned
Equities		$ 4,281,944	[1]	$ 529,984	[2]
U.S Treasury Bills	[3]	99,657,752		233,445,264
FX forward contract	[2]			60,879
Customer-held fractional shares		127,456,614		108,252,531
Total financial assets		231,396,310		342,288,658
Liabilities
FX forward contract	[4]	34,885
Financial instruments sold not yet purchased	[4]
Equity options		4,952,733		2,196
Fractional share repurchase obligation	[4]	127,456,614		108,252,531
Total financial liabilities		132,444,232		108,254,727
Level 1 [Member] | Fair Value, Recurring [Member]
Financial instruments owned
Equities		4,281,944	[1]	529,984	[2]
U.S Treasury Bills	[3]	99,657,752		233,445,264
FX forward contract	[2]			60,879
Customer-held fractional shares		127,456,614		108,252,531
Total financial assets		231,396,310		342,288,658
Liabilities
FX forward contract	[4]	34,885
Financial instruments sold not yet purchased	[4]
Equity options		4,952,733		2,196
Fractional share repurchase obligation	[4]	127,456,614		108,252,531
Total financial liabilities		132,444,232		108,254,727
Level 2 [Member] | Fair Value, Recurring [Member]
Financial instruments owned
Equities			[1]		[2]
U.S Treasury Bills	[3]
Customer-held fractional shares
Total financial assets
Liabilities
FX forward contract	[4]
Financial instruments sold not yet purchased	[4]
Equity options
Fractional share repurchase obligation	[4]
Total financial liabilities
Level 3 [Member] | Fair Value, Recurring [Member]
Financial instruments owned
Equities			[1]		[2]
U.S Treasury Bills	[3]
Customer-held fractional shares
Total financial assets
Liabilities
FX forward contract	[4]
Financial instruments sold not yet purchased	[4]
Equity options
Fractional share repurchase obligation	[4]
Total financial liabilities

[1]	Fair value of equities are classified within prepaid expenses and other current assets on our condensed consolidated statements of financial position.
[2]	Fair value of financial instruments owned are classified within prepaid expenses and other current assets on our condensed consolidated statements of financial position.
[3]	Represents U.S. Treasury Bills with an original maturity of less than 90 days and are included within cash equivalents within our condensed consolidated statements of financial position.
[4]	Fair value of obligation is classified within payables due to customers on the condensed consolidated statements of financial position.